Consolidated and Combined Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Tax effect of assumption of accumulated unrealized gains (losses) on postretirement benefit plans	$ 32
Cash dividends paid per share	$ 0.1012
Retained Earnings
Cash dividends paid per share	$ 0.1012
Accumulated Other Comprehensive Income (Loss)
Tax effect of assumption of accumulated unrealized gains (losses) on postretirement benefit plans	$ 32